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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                -----------
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hennessy Advisors, Inc.
Address:  The Courtyard Square
          750 Grant Avenue
          Suite 100
          Novato, CA  94945

Form 13F File Number:  028-06715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Teresa M. Nilsen
Title:  Executive Vice President and Chief Financial Officer
Phone:  (415) 899-1555

Signature, Place, and Date of Signing:

/s/ Teresa M. Nilsen                    Novato, CA                     10/22/02
-------------------------------------------------------------------------------
    Teresa M. Nilsen                                                     Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                            ------------------------

Form 13F Information Table Entry Total:                  105
                                            ------------------------

Form 13F Information Table Value Total:     $        368,138
                                             -----------------------
                                                   (thousands)


List of Other Included Managers:    NONE

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole     Shared None
------------------------------------------------------------------------------------------------------------------------------------
TRACTOR SUPPLY CO         COM      892356106    12,420     390,800  SH       SOLE                                390,800
------------------------------------------------------------------------------------------------------------------------------------
HOVNANIAN ENTRPRS INC
 -CL A                    COM      442487203    11,668     345,200  SH       SOLE                                345,200
------------------------------------------------------------------------------------------------------------------------------------
NVR INC                   COM      62944T105    10,914      36,400  SH       SOLE                                 36,400
MICHAELS STORES INC       COM      594087108    10,324     225,900  SH       SOLE                                225,900
------------------------------------------------------------------------------------------------------------------------------------
PENN NATIONAL GAMING
 INC                      COM      707569109     9,563     506,500  SH       SOLE                                506,500
------------------------------------------------------------------------------------------------------------------------------------
DEAN FOODS CO             COM      242370104     8,716     219,100  SH       SOLE                                219,100
------------------------------------------------------------------------------------------------------------------------------------
INTERGRAPH CORP           COM      458683109     8,699     509,000  SH       SOLE                                509,000
------------------------------------------------------------------------------------------------------------------------------------
Hennessy Advisors Inc     COM      425885100     8,641     843,050  SH       SOLE                                843,050
------------------------------------------------------------------------------------------------------------------------------------
GTECH HOLDINGS CORP       COM      400518106     8,382     337,700  SH       SOLE                                337,700
------------------------------------------------------------------------------------------------------------------------------------
SILGAN HOLDINGS INC       COM      827048109     8,071     283,800  SH       SOLE                                283,800
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GAMING CORP      COM      01859P609     7,963     515,100  SH       SOLE                                515,100
------------------------------------------------------------------------------------------------------------------------------------
REGIS CORP/MN             COM      758932107     7,893     279,000  SH       SOLE                                279,000
------------------------------------------------------------------------------------------------------------------------------------
EMCOR GROUP INC           COM      29084Q100     7,733     155,600  SH       SOLE                                155,600
------------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                COM      23918K108     7,679     325,400  SH       SOLE                                325,400
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands Inc           COM      988498101     7,678     277,100  SH       SOLE                                277,100
------------------------------------------------------------------------------------------------------------------------------------
INTER-TEL INC  -SER A     ADR      458372109     7,668     376,800  SH       SOLE                                376,800
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE CORP-OHIO     COM      743315103     7,650     151,100  SH       SOLE                                151,100
------------------------------------------------------------------------------------------------------------------------------------
WINNEBAGO INDUSTRIES      COM      974637100     7,649     193,500  SH       SOLE                                193,500
------------------------------------------------------------------------------------------------------------------------------------
ROSS STORES INC           COM      778296103     7,623     213,900  SH       SOLE                                213,900
------------------------------------------------------------------------------------------------------------------------------------
FREDS INC                 COM      356108100     7,514     251,650  SH       SOLE                                251,650
------------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC          COM      783764103     7,493     201,600  SH       SOLE                                201,600
------------------------------------------------------------------------------------------------------------------------------------
OHIO CASUALTY CORP        COM      677240103     7,241     444,800  SH       SOLE                                444,800
------------------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS MARKET INC    COM      966837106     7,227     168,700  SH       SOLE                                168,700
------------------------------------------------------------------------------------------------------------------------------------
BEMIS CO                  COM      081437105     7,143     144,600  SH       SOLE                                144,600
------------------------------------------------------------------------------------------------------------------------------------

                                              Name of Reporting Manager: Hennessy Funds
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole     Shared None
------------------------------------------------------------------------------------------------------------------------------------
DARDEN RESTAURANTS INC    COM      237194105     7,076     291,900  SH       SOLE                                291,900
------------------------------------------------------------------------------------------------------------------------------------
BERKLEY (W R) CORP        COM      084423102     7,058     207,600  SH       SOLE                                207,600
------------------------------------------------------------------------------------------------------------------------------------
URBAN OUTFITTERS INC      COM      917047102     7,000     288,200  SH       SOLE                                288,200
------------------------------------------------------------------------------------------------------------------------------------
RPM INC-OHIO              COM      749685103     6,674     474,700  SH       SOLE                                474,700
------------------------------------------------------------------------------------------------------------------------------------
AUTONATION INC            COM      05329W102     6,591     572,100  SH       SOLE                                572,100
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN WOODMARK CORP    COM      030506109     6,566     129,400  SH       SOLE                                129,400
------------------------------------------------------------------------------------------------------------------------------------
PACTIV CORP               COM      695257105     6,527     396,800  SH       SOLE                                396,800
------------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDUSTRIES INC     COM      608190104     6,469     130,300  SH       SOLE                                130,300
------------------------------------------------------------------------------------------------------------------------------------
D R HORTON INC            COM      23331A109     6,331     340,000  SH       SOLE                                340,000
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                COM      009363102     6,256     476,500  SH       SOLE                                476,500
------------------------------------------------------------------------------------------------------------------------------------
RYAN'S FAMILY STK
 HOUSES INC               COM      783519101     5,722     470,150  SH       SOLE                                470,150
------------------------------------------------------------------------------------------------------------------------------------
PEP BOYS-MANNY MOE &
 JACK                     COM      713278109     5,593     456,600  SH       SOLE                                456,600
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC-W/I            COM      143130102     5,473     341,000  SH       SOLE                                341,000
------------------------------------------------------------------------------------------------------------------------------------
CDW COMPUTER CENTERS
 INC                      COM      125129106     5,359     126,500  SH       SOLE                                126,500
------------------------------------------------------------------------------------------------------------------------------------
APOGEE ENTERPRISES INC    COM      037598109     5,329     487,100  SH       SOLE                                487,100
------------------------------------------------------------------------------------------------------------------------------------
AMERISTAR CASINOS INC     COM      03070Q101     5,187     273,600  SH       SOLE                                273,600
------------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP      COM      958102105     5,119   1,089,200  SH       SOLE                              1,089,200
------------------------------------------------------------------------------------------------------------------------------------
ARGOSY GAMING CORP        COM      040228108     5,104     222,300  SH       SOLE                                222,300
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC      COM      832248108     5,046     321,400  SH       SOLE                                321,400
------------------------------------------------------------------------------------------------------------------------------------
REX STORES CORP           COM      761624105     3,884     377,100  SH       SOLE                                377,100
------------------------------------------------------------------------------------------------------------------------------------
MIM CORP                  COM      553044108     3,772     399,200  SH       SOLE                                399,200
------------------------------------------------------------------------------------------------------------------------------------
STORAGE TECHNOLOGY CP     COM      862111200     3,407     324,200  SH       SOLE                                324,200
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY CO INC           COM      086516101     3,345     149,950  SH       SOLE                                149,950
------------------------------------------------------------------------------------------------------------------------------------
1-800-FLOWERS.COM         COM      68243Q106     3,023     431,900  SH       SOLE                                431,900
------------------------------------------------------------------------------------------------------------------------------------

                                              Name of Reporting Manager: Hennessy Funds
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole     Shared None
------------------------------------------------------------------------------------------------------------------------------------
D&K HEALTHCARE
 RESOURCES INC            COM      232861104     2,324     259,700  SH       SOLE                                259,700
------------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP        COM      166764100     1,453      20,983  SH       SOLE                                 20,983
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP          COM      30231G102     1,437      45,036  SH       SOLE                                 45,036
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO          COM      949746101     1,362      28,290  SH       SOLE                                 28,290
------------------------------------------------------------------------------------------------------------------------------------
DU PONT (E I)
 DE NEMOURS               COM      263534109     1,257      34,860  SH       SOLE                                 34,860
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC    COM      78387G103     1,247      62,023  SH       SOLE                                 62,023
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC     COM      718154107     1,223      31,521  SH       SOLE                                 31,521
------------------------------------------------------------------------------------------------------------------------------------
BANK of AMERICA CORP      COM      060505104     1,174      18,396  SH       SOLE                                 18,396
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO                COM      589331107     1,130      24,713  SH       SOLE                                 24,713
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO          COM      277461109       986      36,180  SH       SOLE                                 36,180
------------------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO     COM      46625H100       893      47,045  SH       SOLE                                 47,045
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric          COM      291011104       879      20,000  SH       SOLE                                 20,000
------------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC           COM      149123101       840      22,566  SH       SOLE                                 22,566
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP       COM      370442105       834      21,447  SH       SOLE                                 21,447
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS    COM      92343V104       707      25,751  SH       SOLE                                 25,751
------------------------------------------------------------------------------------------------------------------------------------
BP PLC  -ADS              ADR      055622104       695      17,416  SH       SOLE                                 17,416
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PAPER CO    COM      460146103       665      19,922  SH       SOLE                                 19,922
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTERNATIONAL
 INC                      COM      438516106       591      27,272  SH       SOLE                                 27,272
------------------------------------------------------------------------------------------------------------------------------------
BRITISH AMERN TOB PLC
 -ADR                     ADR      110448107       510      24,700  SH       SOLE                                 24,700
------------------------------------------------------------------------------------------------------------------------------------
Westamerica Bancorp       COM      957090103       478      11,864  SH       SOLE                                 11,864
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO       COM      742718109       474       5,300  SH       SOLE                                  5,300
------------------------------------------------------------------------------------------------------------------------------------
ENI S P A  -SPON ADR      ADR      26874R108       460       6,700  SH       SOLE                                  6,700
------------------------------------------------------------------------------------------------------------------------------------
DIAGEO PLC  -ADR          ADR      25243Q205       459       9,200  SH       SOLE                                  9,200
------------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP             COM      020002101       455      12,800  SH       SOLE                                 12,800
------------------------------------------------------------------------------------------------------------------------------------

                                              Name of Reporting Manager: Hennessy Funds
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole     Shared None
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL AUSTRALIA BK
 -ADS                     ADR      632525408       453       5,000  SH       SOLE                                  5,000
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP             COM      929903102       432      13,200  SH       SOLE                                 13,200
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC     COM      939322103       420      13,350  SH       SOLE                                 13,350
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP        COM      635405103       411      14,400  SH       SOLE                                 14,400
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP             COM      06423A103       404      10,800  SH       SOLE                                 10,800
------------------------------------------------------------------------------------------------------------------------------------
WESTPAC BANKING  -SPON
 ADR                      COM      961214301       391      10,300  SH       SOLE                                 10,300
------------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO               COM      375766102       370      12,500  SH       SOLE                                 12,500
------------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP             COM      803111103       370      20,228  SH       SOLE                                 20,228
------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETROLEUM
 -ADR                     ADR      780257804       368       9,172  SH       SOLE                                  9,172
------------------------------------------------------------------------------------------------------------------------------------
SHELL TRAN&TRADE  -ADR    ADR      822703609       361      10,100  SH       SOLE                                 10,100
------------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP            COM      079860102       361      19,649  SH       SOLE                                 19,649
------------------------------------------------------------------------------------------------------------------------------------
HSBC HLDGS PLC  -SPON
 ADR                      ADR      404280406       355       6,900  SH       SOLE                                  6,900
------------------------------------------------------------------------------------------------------------------------------------
DOW CHEMICAL              COM      260543103       350      12,800  SH       SOLE                                 12,800
------------------------------------------------------------------------------------------------------------------------------------
REPSOL YPF SA  -ADR       ADR      76026T205       340      28,400  SH       SOLE                                 28,400
------------------------------------------------------------------------------------------------------------------------------------
ANGLO AMERN PLC  -ADR     ADR      03485P102       331      26,300  SH       SOLE                                 26,300
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO.      COM      369604103       325      13,172  SH       SOLE                                 13,172
------------------------------------------------------------------------------------------------------------------------------------
BCE INC                   COM      05534B109       324      18,300  SH       SOLE                                 18,300
------------------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE MEX  -SPON
 ADR                      ADR      879403780       321      11,400  SH       SOLE                                 11,400
------------------------------------------------------------------------------------------------------------------------------------
DAIMLERCHRYSLER AG        ADR       sedol -        315       9,400  SH       SOLE                                  9,400
                                    2307389
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO HLDG N V
 -SPON ADR                ADR      000937102       294      26,350  SH       SOLE                                 26,350
------------------------------------------------------------------------------------------------------------------------------------
LLOYDS TSB GROUP PLC
 -ADR                     ADR      539439109       287       9,500  SH       SOLE                                  9,500
------------------------------------------------------------------------------------------------------------------------------------
SCHERING-PLOUGH           COM      806605101       258      12,100  SH       SOLE                                 12,100
------------------------------------------------------------------------------------------------------------------------------------
AEGON NV                  ADR      007924103       254      26,890  SH       SOLE                                 26,890
------------------------------------------------------------------------------------------------------------------------------------
FORD MOTOR CO             COM      345370860       250      25,466  SH       SOLE                                 25,466
------------------------------------------------------------------------------------------------------------------------------------

                                              Name of Reporting Manager: Hennessy Funds
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole     Shared None
------------------------------------------------------------------------------------------------------------------------------------
SPRINT FON GROUP          COM      852061100       238      26,107  SH       SOLE                                 26,107
------------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINANCIAL
 CORP                     COM      339030108       236      11,600  SH       SOLE                                 11,600
------------------------------------------------------------------------------------------------------------------------------------
ING GROEP NV  -ADR        ADR      456837103       227      16,200  SH       SOLE                                 16,200
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB      COM      110122108       214       9,000  SH       SOLE                                  9,000
------------------------------------------------------------------------------------------------------------------------------------
U G I Corporation New     COM      902681105       204       5,600  SH       SOLE                                  5,600
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG
 -SP ADR                  ADR      251566105       194      23,500  SH       SOLE                                 23,500
------------------------------------------------------------------------------------------------------------------------------------
AXA  -SPON ADR            ADR      054536107       189      18,906  SH       SOLE                                 18,906
------------------------------------------------------------------------------------------------------------------------------------
CABLE & WIRELESS PLC
 -ADR                     ADR      126830207       151      28,000  SH       SOLE                                 28,000
------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp              COM      001957109       142      11,783  SH       SOLE                                 11,783
                                   TOTAL                                     368,138
------------------------------------------------------------------------------------------------------------------------------------